Subordinated liabilities - Undated (Details) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 28		£ 355
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	28		355
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0		15
Interest rate	6.00%	6.00%
6% Callable Perpetual Core Tier One Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6000000.00%	6000000.00%
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0		194
Interest rate	6.86%	6.86%
Notional contract amount | $		$ 179
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0		51
Interest rate	5.3304%	5.3304%
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 28		28
Notional contract amount | $		$ 38
Junior Undated Floating Rate Notes (GBP 67m) | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0		£ 67
Notional contract amount | $		$ 67